ACQUISITIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchase price allocation
TPT Global Tech
Effective	May 7, 2019

Purchaser	TPT Global Tech

Consideration Given:
Cash paid	$1,000,000
Liabilities:

Promissory Note	$750,000
Deferred revenue	230,000
Operating lease liabilities	5,162,077
Unfavorable leases	323,000
Accounts and other payables	591,964
Total liabilities	$7,057,041
Total Consideration Value	$8,057,041

Assets Acquired:
Customer base	$350,000
Current assets:
Cash	201,614
Prepaid and other receivables	99,160
Deposits	13,190
Operating lease right of use asset	5,162,077
Favorable leases	95,000
Property and equipment	1,939,000
Total Assets Acquired	$7,860,041
Goodwill	$197,000

Proforma results
2019
Revenue	$7,352,758
Cost of Sales	4,754,166
Gross Profit	$2,598,592
Expenses	(4,514,097)
Derivative Expense	(8,105,901)
Interest Expense	(1,277,438)
Income Taxes	—
Net Loss	$(11,298,844)
Loss per share	$(0.08)

	2019	2018
Revenue	$14,975,205	$19,680,022
Cost of Sales	8,915,851	11,653,419
Gross Profit	6,059,354	8,026,603
Expenses	(7,992,220)	(9,883,572)
Derivative Expense	(7,476,908)	—
Gain on conversions and settlements	138,815	—
Impairment	(949,872)	—
Interest Expense	(3,581,020)	(275,935)
Income Taxes	—	—
Net Loss	$(13,801,851)	$(2,132,904)
Loss per share	$(0.10)	$(0.02)

SpeedConnect Asset Acquisition
Purchase price allocation
Effective date	May 7, 2019

Purchaser	TPT Global Tech

Consideration Given:
Cash paid	$1,000,000
Liabilities:

Promissory Note	$750,000
Deferred revenue	230,000
Operating lease liabilities	5,162,077
Unfavorable leases	323,000
Accounts and other payables	591,964
Total liabilities	$7,057,041
Total Consideration Value	$8,057,041

Assets Acquired:
Customer base	$350,000
Current assets:
Cash	201,614
Prepaid and other receivables	99,160
Deposits	13,190
Operating lease right of use asset	5,162,077
Favorable leases	95,000
Property and equipment	1,939,000
Total Assets Acquired	$7,860,041
Goodwill	$197,000

Proforma results
2019
Revenue	$8,002,875
Cost of Sales	4,826,475
Gross Profit	3,176,400
Expenses	(1,999,221)
Interest Expense	—
Income taxes	—
Net Income	$1,177,179

Blue Collar Acquisition
Purchase price allocation
Effective	September 1, 2018

Purchaser	TPT Global Tech

Consideration Given:
Common Stock	6,500,000
6,500,000
Estimated Value	$.13
Consideration Share Value	845,000
Note Payable	$1,533,217
Liabilities:
Bank debt	500,500
Lease payable	20,020
Accounts and other payables	386,652
Total Consideration Value	$3,285,389

Consideration Received:
Intangible asset	$1,677,000
Goodwill	853,366
Assets
Current assets	297,704
Fixed assets	445,362
Other assets	11,957
Total Consideration Received	$3,285,389

Proforma results
	2019	2018
Revenue	$1,941,955	$219,474
Cost of Sales	751,349	215,973
Gross Profit	1,190,606	3,501
Expenses	(642,489)	(301,105)
Interest Expense	(119,359)	(66,571)
Income taxes	—	—
Net Income (Loss)	$428,758	$(364,175)